Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net loss	$ (14,942)	$ (11,613)
Adjustment for non-cash items:
Stock-based compensation	8,804	5,397
Other income - flow-through shares	(1,676)	(1,218)
Income tax recovery	(800)	(697)
Equity loss of associate	187	200
Finance costs	110	122
Depreciation charge on right-of-use assets	36	36
Adjustment for cash items:
Environmental rehabilitation disbursements	(811)	(1,325)
Changes in working capital items:
Amounts receivable and prepaid expenses	(1,696)	(1,664)
Accounts payable and accrued liabilities	266	(134)
Net cash used in operating activities	(10,522)	(10,896)
Investing Activities
Mineral interests	(158,795)	(27,201)
Investment in short-term deposits	(29,816)	(18,133)
Redemption of short-term deposits	14,024	31,087
Investment in convertible notes receivable		(529)
Investment in associate	(437)	(101)
Investment in reclamation deposits	(5,440)	(4)
Cash proceeds from sale of investments		110
Net cash used in investing activities	(180,464)	(14,771)
Financing Activities
Share issuance, net of costs	195,440	26,328
Exercise of options	4,302	5,228
Payment of lease liabilities	(21)	(24)
Net cash from financing activities	199,721	31,532
Net increase in cash and cash equivalents during the year	8,735	5,865
Cash and cash equivalents, beginning of the year	8,793	2,928
Cash and cash equivalents, end of the year	$ 17,528	$ 8,793